Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (136,353)	$ (118,335)	$ (263,554)	$ (262,003)
Adjustments to reconcile net loss to net cash provided by (used for) operating activities:
Depreciation	5,500	2,437	3,425	2,839
Legal fees paid by related party			10,000	0
Gain on sale of asset			(1,227)	0
Changes in Operating Assets and Liabilities
Increase (decrease) accounts payable - unrelated parties	21,062	22,000	51,299	15,290
Increase in accounts payable - related parties	52,500	55,000	110,000	52,500
Increase in customer deposits			0	14,500
Increase in accrued interest - unrelated parties	22,500	22,531	45,000	44,300
Increase in accrued interest - related parties	4,526	2,049	6,428	1,263
Net cash used for operating activities	(30,265)	(14,318)	(38,629)	(131,311)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed asset	0	0	(5,859)	0
Proceeds from sale of asset			6,500	0
Net cash used in investing activities	0	0	641	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Shares repurchased and cancelled			0	(1,000)
Proceeds from loans-related party			0	75,000
Proceeds from line of credit to related party	134,700	140,225	282,184	168,861
Repayments on line of credit related party	(93,000)	(92,200)	(242,459)	(93,026)
Net cash provided by financing activities	41,700	48,025	39,725	149,835
Net Increase (Decrease) in Cash	11,435	33,707	1,737	18,524
Cash at Beginning of Period	48,636	46,899	46,899	28,375
Cash at End of Period	60,071	80,606	48,636	46,899
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	0	0	0	0
Franchise and income tax	0	0	0	0
Non-cash investing and financing activities:
Shares issued to acquire assets			0	36,785
Asset transferred for cancellation of shares	0	(33,107)	$ 33,107	0
Assets acquired with accounts payable	0	5,859
Assets acquired in exchange for stock	$ 84,000	$ 0		$ 36,785